Financial Assets and Financial Liabilities (Details)			12 Months Ended
	Jul. 27, 2025	Feb. 22, 2024 shares	Jun. 30, 2025 AUD ($) shares	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 AUD ($)
Financial Assets and Financial Liabilities [Line Items]
Expire date			Jul. 31, 2023	Jul. 31, 2023
Received shares		471,306
Financial assets | $
Shares received		471,306
Impairment of the investment
Medical Technology Enterprise Consortium [Member]
Financial Assets and Financial Liabilities [Line Items]
Other income | $					$ 28,000
FVPL [Member]
Financial Assets and Financial Liabilities [Line Items]
Share options			735,000
Total exercise price | £				£ 1,470,000
Received shares		471,306
Subsequent Events [Member]
Financial Assets and Financial Liabilities [Line Items]
Deposit earning interest rate	4.52%